AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2020

					Principal
	Shares	Value			Amount	Value

Exchange Traded Funds - 61.3%			United States Treasury Bill, 1.530%, 03/05/20 [2,4]		$4,000,000	$3,994,390
iShares Global Infrastructure ETF [1]	22,467	$1,089,650	Total U. S. Government Obligations
iShares iBoxx $ High Yield Corporate Bond ETF[1,2]	182,263	15,953,480	(Cost $7,980,541)			7,980,862
iShares TIPS Bond ETF[2]	57,940	6,898,336	Short-Term Investments - 16.9%
Materials Select Sector SPDR Fund [1]	17,599	1,014,230	Joint Repurchase Agreements - 2.8%[5]
SPDR Citi International Government			Cantor Fitzgerald Securities, Inc. , dated 01/31/20,
Inflation-Protected Bond ETF [2]	23,140	1,280,568	due 02/03/20, 1.600% total to be received
			$1,000,133 (collateralized by various
VanEck Vectors Gold Miners ETF	37,032	1,073,558	U. S. Government Agency Obligations and
VanEck Vectors Natural Resource ETF [2]	28,992	996,165	U. S. Treasuries, 0.000% - 8.500%, 02/04/20 -
			12/20/69, totaling $1,020,000)		1,000,000	1,000,000
Vanguard Global ex-U.S. Real Estate ETF	6,111	351,444
Vanguard REIT ETF[2]	36,799	3,456,530	JVB Financial Group LLC, dated 01/31/20, due
			02/03/20, 1.640% total to be received $470,492
Total Exchange Traded Funds			(collateralized by various U.S. Government
(Cost $30,752,369)		32,113,961	Agency Obligations and U.S. Treasuries,
			2.000% - 5.625%, 10/01/34 - 09/09/49, totaling
	Notes		$479,837)		470,428	470,428
Exchange Traded Notes - 10.1%			Total Joint Repurchase Agreements			1,470,428
Deutsche Bank AG, PowerShares DB Gold Double
Long, 02/15/38*	36,381	1,206,758			Shares
iPath Bloomberg Commodity Index Total Return			Other Investment Companies - 14.1%
ETN, 06/12/36 *	93,199	1,945,995	Dreyfus Government Cash Management Fund,
			Institutional Shares, 1.49% [6]		2,448,640	2,448,640
Swedish Export Credit Corp., ELEMENTS Linked to
the Rogers International Commodity Index			Dreyfus Institutional Preferred Government
Total Return, 10/24/22 *,1	401,532	2,007,660	Money Market Fund, Institutional Shares,
VelocityShares 3x Long Crude Oil ETN, 02/09/32 *,1	12,027	100,906	1.52% [6]		2,448,640	2,448,640
Total Exchange Traded Notes			JPMorgan U.S. Government Money Market Fund,
(Cost $5,300,269)		5,261,319	IM Shares, 1.52% [6]		2,522,841	2,522,841
			Total Other Investment Companies			7,420,121
			Total Short-Term Investments
Purchased Options - 0.8%			(Cost $8,890,549)			8,890,549
(See Open Purchased Options schedule)			Total Investments - 104.3%
(Cost $484,562)		434,485	(Cost $53,408,290)			54,681,176
	Principal		Derivatives - (1.4)%[7]			(737,952)
	Amount		Other Assets, less Liabilities - (2.9)%			(1,539,981)
U. S. Government Obligations - 15.2%			Net Assets - 100.0%			$52,403,243
United States Treasury Bill, 1.449%, 04/23/20 [3,4]	$4,000,000	3,986,472

* Non-income producing security.			[6] Yield shown represents the January 31, 2020, seven day average yield, which refers to
[1] Some of these securities, amounting to $14,914,641 or 28.5% of net assets, were out on			the sum of the previous seven days' dividends paid, expressed as an annual
loan to various borrowers and are collateralized by cash and various U. S. Treasury			percentage.
Obligations. See below for more information.			[7] Includes Written Options and Futures Contracts. Please refer to the Open Written
[2] Some or all of these securities were held as collateral for written options as of			Options and Open Futures Contracts tables for the details.
January 31, 2020, amounting to $11,488,019 or 21.9% of net assets.			ETF	Exchange Traded Fund
[3] Some or all of this security is held as collateral for futures contracts. The market value			ETN	Exchange Traded Notes
of collateral at January 31, 2020, amounted to $2,989,854, or 5.7% of net assets.			REIT	Real Estate Investment Trust
[4] Represents yield to maturity at January 31, 2020.			SPDR	Standard & Poor's Depositary Receipt
[5] Cash collateral received for securities lending activity was invested in these joint			TIPS	Treasury Inflation-Protected Securities
repurchase agreements.

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)

Open Purchased Options
			Number of	Notional
Description	Strike Price	Expiration Date	Contracts	Amount	Cost	Value
EURO STOXX 50 (Put)	3,400	02/21/20	10	$340,000	$3,825	$943
EURO STOXX 50 (Put)	3,425	02/21/20	51	1,746,750	18,467	5,826
EURO STOXX 50 (Put)	3,425	04/17/20	12	411,000	4,926	5,629
EURO STOXX 50 (Put)	3,475	03/20/20	37	1,285,750	12,567	14,198
EURO STOXX 50 (Put)	3,500	03/20/20	49	1,715,000	15,713	21,357
EURO STOXX 50 (Put)	3,525	02/21/20	24	846,000	6,436	6,069
EURO STOXX 50 (Put)	3,525	04/17/20	74	2,608,500	21,436	52,525
S&P 500 Index (Put)	2,870	02/21/20	33	9,471,000	113,028	10,593
S&P 500 Index (Put)	2,950	04/17/20	6	1,770,000	22,577	19,200
S&P 500 Index (Put)	2,970	03/20/20	25	7,425,000	74,628	62,175
S&P 500 Index (Put)	2,975	03/20/20	20	5,950,000	59,042	44,460
S&P 500 Index (Put)	3,015	02/21/20	8	2,412,000	17,457	8,768
S&P 500 Index (Put)	3,050	04/17/20	38	11,590,000	114,460	182,742
				Total	$484,562	$434,485
Open Written Options
			Number of	Notional
Description	Strike Price	Expiration Date	Contracts	Amount	Premium	Value
EURO STOXX 50 (Call)	4,000	04/17/20	12	$480,000	$1,435	$(146)
EURO STOXX 50 (Call)	4,025	04/17/20	74	2,978,500	6,544	(574)
EURO STOXX 50 (Put)	3,300	02/21/20	10	330,000	2,578	(455)
EURO STOXX 50 (Put)	3,325	04/17/20	12	399,000	3,431	(3,700)
EURO STOXX 50 (Put)	3,350	02/21/20	51	1,708,500	13,324	(3,337)
EURO STOXX 50 (Put)	3,400	03/20/20	37	1,258,000	9,045	(9,602)
EURO STOXX 50 (Put)	3,425	03/20/20	49	1,678,250	11,446	(14,510)
EURO STOXX 50 (Put)	3,450	02/21/20	24	828,000	4,378	(3,327)
EURO STOXX 50 (Put)	3,450	04/17/20	74	2,553,000	14,689	(38,409)
S&P 500 Index (Call)	3,310	02/21/20	33	10,923,000	26,330	(36,795)
S&P 500 Index (Call)	3,380	02/21/20	8	2,704,000	3,463	(944)
S&P 500 Index (Call)	3,425	03/20/20	45	15,412,500	29,007	(16,650)
S&P 500 Index (Call)	3,450	04/17/20	6	2,070,000	5,145	(3,840)
S&P 500 Index (Call)	3,515	04/17/20	38	13,357,000	17,970	(9,405)
S&P 500 Index (Put)	2,800	02/21/20	33	9,240,000	84,411	(7,260)
S&P 500 Index (Put)	2,870	04/17/20	6	1,722,000	16,940	(14,892)
S&P 500 Index (Put)	2,900	03/20/20	25	7,250,000	55,967	(36,500)
S&P 500 Index (Put)	2,905	03/20/20	20	5,810,000	43,958	(29,840)
S&P 500 Index (Put)	2,955	02/21/20	8	2,364,000	12,903	(5,440)
S&P 500 Index (Put)	2,980	04/17/20	38	11,324,000	85,344	(128,440)
				Total	$448,308	$(364,066)

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)

Open Futures Contracts
						Current	Value and
			Number of		Expiration	Notional	Unrealized
Description		Currency	Contracts	Position	Date	Amount	Gain/(Loss)
ASX SPI 200 Index		AUD	27	Long	03/19/20	$3,142,120	$76,131
Australia 10-Year Bond		AUD	36	Long	03/16/20	3,563,827	55,663
Canadian 10-Year Bond		CAD	34	Long	03/20/20	3,652,546	55,162
EURO STOXX 50		EUR	192	Long	03/20/20	7,748,822	(199,958)
FTSE 100 Index		GBP	22	Long	03/20/20	2,096,753	(70,844)
Hang Seng Index		HKD	6	Long	02/27/20	1,013,301	(98,859)
Hang Seng Index		HKD	3	Long	03/30/20	506,940	(38,670)
MSCI Emerging Markets Index		USD	115	Long	03/20/20	6,038,075	(264,463)
Russell 2000® Mini Index		USD	90	Long	03/20/20	7,266,150	(152,352)
S&P 500 E-Mini FUT Index		USD	17	Long	03/20/20	2,740,400	53,475
S&P/TSX 60 Index		CAD	17	Long	03/19/20	2,650,068	48,447
TOPIX Index		JPY	14	Long	03/12/20	2,169,351	(52,180)
U. K. 10-Year Gilt		GBP	27	Long	03/27/20	4,811,076	68,796
U. S. Treasury 10-Year Note		USD	65	Long	03/20/20	8,557,656	145,766
						Total	$(373,886)
CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange Traded Funds †	$32,113,961	—	—	$32,113,961
Exchange Traded Notes †	5,261,319	—	—	5,261,319
Purchased Options
Equity Contracts	434,485	—	—	434,485
U. S. Government Obligations	—	$7,980,862	—	7,980,862
Short-Term Investments
Joint Repurchase Agreements	—	1,470,428	—	1,470,428
Other Investment Companies	7,420,121	—	—	7,420,121
Total Investments in Securities	$45,229,886	$9,451,290	—	$54,681,176
Financial Derivative Instruments - Assets
Equity Futures Contracts	$178,053	—	—	$178,053
Interest Rate Futures Contracts	325,387	—	—	325,387
Financial Derivative Instruments - Liabilities
Equity Written Options and Futures Contracts	(1,241,392)	—	—	(1,241,392)
Total Financial Derivative Instruments	$(737,952)	—	—	$(737,952)

† All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed listing of these securities, please refer to the Fund’s Schedule of Portfolio
Investments.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at January 31, 2020, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$14,914,641	$1,470,428	$13,837,360	$15,307,788

The following table summarizes the securities received as collateral for securities lending at January 31, 2020:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.010%-3.625%	06/30/20-11/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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